Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Other Borrowings	A summary of other borrowings at December 31 follows:

	2022	2021
	(In thousands)
FRB	$61,000	$—
Advances from the FHLB	25,000	30,000
Other	6	9
Total	$86,006	$30,009

FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2022		2021
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2023	$25,000	4.28%	$—
2028 and thereafter	—		30,000	0.74%
Total fixed rate advances	$25,000	4.28%	$30,000	0.74%